UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:_____________________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    John Hancock Life Insurance Company

Address: P.O. Box 111, John Hancock Place
         Boston, MA 02217

13F File Number: 28-03983

The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person signing this report on behalf of reporting manager:

Name:  Philip A. Littlehale

Title: Accounting Manager

Phone: 617-663-3030

Signature, Place, and Date of Signing:

/s/Philip A. Littlehale  601 Congress Steet, Boston, MA 02210   August 14, 2007
--------------------------------------------------------------------------------
Signature                     Place                                   Date

Report Type (Check only One): [ ] 13F HOLDINGS REPORT
                              [ ] 13F NOTICE
                              [x] 13F COMBINATION REPORT

List of other managers reporting for this manager:

      Form 13F File Number       Name
      28-03222                   John Hancock Advisors, Inc.
      28-03673                   Sovereign Asset Management Corporation

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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:      1

Form 13F information table entry total: 14

Form 13F information table value total: 63,476,630

List of other included managers:

No. Form 13F File Number Name

1 028-11519 Manulife Financial Corporation



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

John Hancock Mutual Life Insurance Company
June 30, 2007

         Item 1         Item 2   Item 3         Item 4        Item 5            Item 6           Item 7           Item 8
---------------------------------------------------------------------------------------------------------------------------------
                                               Fair Market  Principal or    Investment Discretion     Mngr   Voting Athrty-Shares
     Name of Issuer        Class   Cusip             Value   # of Shares  Sole  Shared/Aff Shared/Oth        Sole    Shared  None
AMR Corp                   common  001765 10 6   1,662,371        63,160             X                 1     63,160
ALCATEL-LUCENT             common  013904 30 5          28             2             X                 1          2
Cisco                      common  17275R 10 2     581,313        20,873             X                 1              20,873
CommVault Systems, Inc.    common  204166 10 2     187,725        10,870             X                 1              10,870
Enerplus Resources         common  29274D 60 4  14,313,944       304,552             X                 1    304,552
Hawaiian Holdings          common  419879 10 1   1,924,880       534,689             X                 1    534,689
Lily Eli & Co              common  532457 10 8      78,413         1,404             X                 1      1,404
MetroPCS Cmmunications Inc common  591708 10 2   6,914,116       209,265             X                 1             209,265
PETROLEUM GEO SVCS ASA NEW common  716599 10 5   4,675,617       188,609             X                 1    188,609
Portland Gen Elec Co       common  736508 84 7   3,842,201       140,380             X                 1    140,380
Range Resources            common  541509 30 3   9,300,969       248,689             X                 1    248,689
UAL Corp                   common  902549 80 7  18,906,597       466,484             X                 1    466,484
U S AIRWAYS GROUP INC      common  90341W 10 8     998,678        33,036             X                 1     33,036
Velocity Express Corp      common  92257T 60 8      89,778       104,393             X                 1    104,393
                                                ----------     ---------                                  ---------  -------
TOTALS                     14                   63,476,630     2,326,406                                  2,085,398  241,008


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